SIGNIFICANT ACCOUNTING POLICIES: (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012 company
Postretirement health care and life insurance benefits:
Amount received on termination of certain split dollar agreements	$ 7,298
Equity method investment
Equity method investment ownership interest percentage (as a percent)	50.00%
Number of foreign companies that are accounted for using equity method	2
Pre-tax impairment charge	850
Adjusted carrying value	$ 2,127